FIRST INVESTORS SERIES FUND II, INC.
95 Wall Street
New York, New York  10005
212-858-8126

January 30, 2001



VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      First Investors Series Fund II, Inc.
         FILE NOS. 033-46924 AND 811-06618
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Dear Sir or Madam:

Pursuant to Rule 497 (j) of the Securities Act of 1933, as amended, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the above Registrant does not differ from that contained in Post-Effective Amendment No. 32 ("PEA No. 32") to its Registration Statement on Form N-1A and that PEA No. 32 was filed electronically.

If you have any questions or comments concerning the filing, please contact me at 212-858-8144.

Very truly yours,


/s/Kristen Volz
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Kristen Volz
Assistant Counsel

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